COMPENSATION AGREEMENTS	9 Months Ended
Sep. 30, 2012
Compensation Related Costs [Abstract]
COMPENSATION AGREEMENTS

NOTE 7. COMPENSATION AGREEMENTS

Employment Compensation — We have not entered into an employment agreement or non-competition agreement with our President. On July 1, 2012, our Chief Executive Officer, Sean Lyons, forgave all his accrued compensation to date totaling $6,500.